Income Taxes - Schedule of Income Taxes Computed at the U.S. Statutory Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Benefit for income taxes at 21% rate	$ (1,670,637)	$ (800,846)
Benefit for income taxes at 21% rate, percentage	21.00%	21.00%
State income taxes, net of federal benefit	$ (587,971)	$ (364,618)
State income taxes, net of federal benefit, percentage	7.40%	9.60%
Tax credits	$ (437,296)
Tax credits, percentage	5.50%
Impact of non-U.S. earnings	$ (22,103)	$ (33,994)
Impact of non-U.S. earnings, percentage	0.30%	0.90%
Permanent differences	$ (347,008)	$ 280,654
Permanent differences, percentage	4.40%	(7.40%)
Change in fair value of promissory note		$ (1,129,646)
Change in fair value of promissory note, percentage		29.60%
Non-deductible interest expense		$ 304,962
Non-deductible interest expense, percentage		(8.00%)
Other reconciling items, net	$ 30,411	$ 2,042,657
Other reconciling items, net, percentage	(0.40%)	(53.60%)
Change in valuation allowance	$ 3,034,854	$ (298,919)
Change in valuation allowance, percentage	(38.10%)	7.80%
Total Benefit	$ 250	$ 250
Benefit for Income Taxes, percentage	0.00%	(0.10%)